UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

U.S. Government Securities Fund

A haven in troubled times

[photo – The U.S. Treasury Department building]

Annual report for the year ended August 31, 2008

U.S. Government Securities FundSM seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	1.26%	2.63%	4.02%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.77%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 18 and 19 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 3.70% (3.67% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 3.79% (3.76% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 22.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

In this report

Special feature

4	A haven in troubled times

Stability is the watchword, and
Treasuries — along with the mutual
funds invested in them — historically
have weathered some of the most
difficult market environments.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

8	Summary investment portfolio

11	Financial statements

27	Board of trustees and other officers

[photo – close up of statue in front of U.S. Treasury Department building]

Fellow shareholders:

U.S. government bonds provided a refuge for investors seeking safety from difficulties that have plagued the bond and stock markets over the past year. As a result, government bond returns largely exceeded those of other fixed-income classes.

For the 12 months ended August 31, 2008, U.S. Government Securities Fund produced a total return of 5.7%, topping its peer group reference as measured by the Lipper General U.S. Government Funds Average, which posted a 5.1% return. In comparison, the unmanaged Citigroup Treasury/Government Sponsored/Mortgage Index, which does not include expenses, returned 7.5%. Index returns were boosted by its large weighting in Treasuries.

As always, a large portion of the fund’s total return came from income generated by portfolio holdings. Income was paid to shareholders in the form of monthly dividends, which totaled approximately 55 cents a share. Those who reinvested dividends earned an income return of 4.2% for the 12-month period. Those who took dividends in cash recorded an income return of 4.1%. Over the same time period, the fund’s share price rose 21 cents to $13.56.

Bond market overview

Troubles in the broader bond market were largely precipitated by rising defaults and foreclosures on mortgages, which grew out of the depressed real estate market. These problem loans imperiled a host of debt instruments, many of them securitized bonds that were backed by, or composed of, mortgage obligations. Mortgage-related securities have been the fastest growing and largest segment of the bond market, helping make problems more widespread.

The troubled mortgage market fostered an aversion to risk among many investors that served to depress the values of other credit-sensitive sectors — areas of the market, such as corporate debt, where credit quality and access to credit play an important role in determining a bond’s value. Banks and other financial institutions, which are large holders of corporate and consumer debt, came under intense pressure and were compelled to record large losses as a result of problem loans. Additionally, weakening economic fundamentals and volatile commodity prices — especially oil — exacerbated market concerns.

[Begin Sidebar]
Results at a glance

For periods ended August 31, 2008, with all distributions reinvested

	Total returns	Average annual total returns

	1 year	5 years	10 years	Lifetime
				(since 10/17/85)

U.S. Government Securities Fund (Class A shares)	5.73%	3.83%	4.63%	6.59%

Lipper General U.S. Government Funds Average	5.13	3.54	4.43	6.48

Citigroup Treasury/Government Sponsored/Mortgage Index*	7.54	4.95	5.64	7.70

*The index is unmanaged and includes reinvested distributions, but does not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

The Federal Reserve responded to deteriorating market conditions by substantially expanding its lending facilities and slashing the federal funds rate 3.25 percentage points from September 2007 through April 2008. A further reduction of half a point occurred October 8, after the close of the fiscal year. Additionally, Congress authorized tax rebates to low- and middle-income taxpayers in an effort to stimulate economic growth. Nonetheless, the balance sheets of many financial institutions continued to weaken severely, and the stock market plunged into bear market territory.

Amid this turmoil, investors sought refuge in Treasuries, which consequently produced strong results for the period. Federal agency mortgage-backed securities also delivered good results, with the U.S. Treasury stepping in one week after the close of the fund’s fiscal year to make its implied support of Fannie Mae and Freddie Mac explicit.

How the portfolio responded

Over the past year, portfolio counselors made several adjustments that were largely defensive in nature. They increased the fund’s weighting in Treasuries to 38.2% from 26.9% last year. At the same time, they trimmed the fund’s overall weighting in mortgage-backed securities (to 48.2% from 52.7%), mainly by reducing exposure to commercial mortgage-backed securities and privately originated mortgage-backed obligations, even as they nudged up the fund’s weighting in government-sponsored mortgage-backed securities. Further details of portfolio holdings can be found in the summary portfolio beginning on page 8.

Overall, the fund maintained a high exposure to government-guaranteed or sponsored debt obligations. These amounted to 88.6% of portfolio holdings (not including short-term obligations) at fiscal year-end, up from 77.3% at the close of the prior fiscal year.

Looking ahead

Over the near term, there is little on the horizon to reduce the appeal of government securities. Problem mortgages continue to hobble many financial firms, the housing market remains depressed, and rising unemployment hints at a weakening economy. The persistence of these detractions is likely to keep a lid on interest rates and may serve to diminish inflationary pressures through the end of 2008.

While these times are indeed challenging, they are also a reminder of the perennial appeal of U.S. government bonds. Accordingly, fund assets have grown more than 54% over the previous year as scores of new shareholders seek the relative safety and security afforded by Treasuries and other government-backed debt. We take this opportunity to welcome new shareholders and invite all of you to read our feature article beginning on page 4, which discusses the appeal of government bonds during times of market stress.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ John H. Smet
Paul G. Haaga, Jr.	John H. Smet
Vice Chairman of the Board	President

October 14, 2008

For current information about the fund, visit americanfunds.com.

[begin line chart]
Treasury yield curves at the beginning and end of the fiscal year

Source: Bloomberg

	8/31/2007	8/29/2008
3 Month	4.004%	1.710%
6 Month	4.331	1.945
2 Year	4.161	2.367
5 Year	4.297	3.088
10 Year	4.559	3.812
30 Year	4.879	4.423

[end line chart]

[begin mountain chart]
The value of a long-term perspective

How a $10,000 investment has grown (for the period October 17, 1985, to August 31, 2008, with dividends reinvested)

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

	Citigroup Treasury/Government Sponsored/Mortgage Index[3]	Lipper General U.S. Government Funds Average[4]	U.S. Government Securities Fund	Consumer Price Index[5]
10/17/1985	$10,000	$10,000	$9,625	$10,000
8/31/1986	$11,900	$11,848	$10,919	$10,092
8/31/1987	$12,029	$11,806	$11,095	$10,524
8/31/1988	$13,015	$12,590	$12,028	$10,948
8/31/1989	$14,707	$13,934	$13,210	$11,463
8/31/1990	$15,806	$14,738	$14,280	$12,107
8/31/1991	$18,102	$16,658	$16,025	$12,567
8/31/1992	$20,516	$18,719	$18,126	$12,962
8/31/1993	$22,688	$20,723	$20,372	$13,321
8/31/1994	$22,386	$20,111	$19,621	$13,707
8/31/1995	$24,841	$22,168	$21,308	$14,066
8/31/1996	$25,879	$22,792	$22,023	$14,471
8/31/1997	$28,397	$24,804	$24,023	$14,793
8/31/1998	$31,484	$27,488	$26,353	$15,032
8/31/1999	$31,736	$27,278	$26,342	$15,373
8/31/2000	$34,245	$29,133	$28,204	$15,897
8/31/2001	$38,265	$32,231	$31,224	$16,329
8/31/2002	$41,656	$34,873	$33,581	$16,624
8/31/2003	$42,810	$35,338	$34,350	$16,983
8/31/2004	$45,246	$36,889	$35,894	$17,433
8/31/2005	$47,074	$38,014	$37,054	$18,068
8/31/2006	$48,010	$38,368	$37,438	$18,758
8/31/2007	$50,686	$40,174	$39,205	$19,128
8/31/2008	$54,509	$42,031	$41,450	$20,155

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]The index is unmanaged and includes reinvested distributions, but does not reflect the effect of sales charges, commissions or expenses.
[4]Calculated by Lipper. The average does not reflect the effect of sales charges.
[5]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]For the period 10/17/85 to 8/31/86.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2008)*

	1 year	5 years	10 years

Class A shares	1.76%	3.04%	4.24%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 and 19 for details.
[end mountain chart]

[Begin Sidebar]
A haven in troubled times
[photo – U.S. State Capitol building]

During bull markets, government securities may take a back seat to the headier prospects of more volatile investments. Equities take off and, in some cases, shoot for the moon. Treasuries, by comparison, seem to simply plod, posting modest returns.
[End Sidebar]

Now, of course, with stocks in a bear market and other bond classes suffering, that plodding seems like giant leaps. “Times like these, this is why you have Treasuries,” says John Smet, portfolio counselor and president of U.S. Government Securities Fund. “The markets are cyclical, and whenever there’s a problem, the traditional safe haven is in Treasuries.”

Indeed, there may be individual stocks that soar, and corporate bonds that yield more, but investors in Treasuries aren’t necessarily in it for massive returns. Stability is the watchword, and Treasuries, along with other government-guaranteed and sponsored debt, historically have weathered some of the most difficult market environments. In this article, we’ll take a closer look at the important role that Treasuries play both in the fund’s portfolio and for investors around the world during times of market stress.

Why Treasuries?

What is it about U.S. Treasury bills and bonds that make them so attractive in difficult market environments? “There’s a phrase that’s commonly used, ‘full faith and credit,’” Smet says. “The value of bonds is generally measured by the issuer’s ability to pay the coupon and repay the principal — the full faith and credit of that institution.

“When you’re talking about the issuer of Treasuries, it’s the United States government,” Smet adds. “The full faith and credit of the U.S. government is about as good as it gets — there’s just little or no doubt that the U.S. will be able to meet its obligations.”

[Begin Sidebar]
Who owns Treasuries?

Backed by the “full faith and credit” of the United States government, Treasuries remain in high demand around the world. Indeed, some of the largest purchasers of U.S. Treasuries are foreign governments and other international investors. Altogether, these overseas buyers hold more than 55% of Treasuries outstanding. Here’s a look at the top ten holders of U.S. Treasuries overseas.

[graphic – map of the world identifying countries listed below]

		Percent of total
Country	Amount (in billions)	foreign ownership

Japan	$593.4	22.2%
China	518.7	19.4
United Kingdom	290.8	10.9
Oil exporters*	173.9	6.5
Brazil	148.4	5.5
Caribbean banking centers†	133.5	5.0
Luxembourg	75.8	2.8
Russia	74.1	2.8
Hong Kong	60.6	2.3
Switzerland	45.1	1.7

*	Oil exporting countries include Algeria, Bahrain, Ecuador, Gabon, Indonesia, Iran, Iraq, Kuwait, Libya, Nigeria, Oman, Qatar, Saudi Arabia, the United Arab Emirates and Venezuela.
†	Caribbean banking centers include the Bahamas, Bermuda, the British Virgin Islands, the Cayman Islands, the Netherlands Antilles and Panama.

SOURCE: U.S. Treasury Department, as of July 2008.
[End Sidebar]

As you can see on this page, that guarantee of payment makes Treasuries the investment of choice for investors around the world. Nearly half of the $4.8 trillion in outstanding Treasuries as of July 2008 are sitting in other governments’ accounts.

It’s worth noting that the value of Treasury investments are not federally insured like bank accounts. Investors can and do lose money investing in Treasuries, primarily during periods of rising interest rates. Though Treasuries are free of credit quality concerns, they are sensitive to changes in interest rates and inflation expectations. Rising rates lower the market value of most bonds, and rising inflation diminishes the value of a bond’s principal when it’s returned at maturity.

Quite often, rising rates are stoked by higher inflation, and these typically occur during periods of robust economic activity. Consequently, investors may experience losses on Treasury investments if they sell during periods of rising rates. But even then, the losses historically have been modest compared to those experienced by riskier investments in unfavorable markets.

‘Flight to quality’

You may read or hear the phrase “flight to quality” with regard to Treasuries and other government-backed securities. The quality, of course, is due to Treasuries’ government backing. The flight describes what investors do when there are problems in the marketplace — they sell off stocks and other kinds of bonds and buy Treasuries for their inherent security.

“You generally get a flight to quality when there’s risk aversion in the market,” says Wesley Phoa, a Treasury and government security analyst who works with U.S. Government Securities Fund. “For whatever reason, there’s the perception, real or imagined, that other assets will lose value. And the flight begins from there.”

[photo – Russian buildings]

[Begin Sidebar]
In 1998, the Russian government was plagued with an artificially high currency, mounting deficits and rapidly worsening inflation.
[End Sidebar]

Over the past decade, there have been three prominent flights to quality that have proven Treasuries’ value in a variety of portfolios — the relatively short-lived financial crisis of 1998, the dot-com crash of 2000-2002, and the current credit squeeze, which arguably dates back to early 2007.

“Each time, you saw Treasuries pick up the slack as other things lost ground,” Smet says. “There were different reasons each time, but the results were the same.”

1998: Russian bonds and Asian currencies

In 1998, the Russian government was plagued with an artificially high currency, mounting deficits and rapidly worsening inflation. When the country’s oil companies failed to pay taxes due to declining energy prices, the nation’s stock markets crashed and bonds went into default. Only a year earlier, the collapse of Thailand’s currency reverberated throughout Asian markets, driving down stock and bond values in Japan and elsewhere. The one-two punch of Asia, then Russia, sent investors scurrying for safer ground.

“There was nothing really wrong with the U.S. economy or most of the developed world; this was all Russia and Asia,” Phoa says. “It was just a classic case of risk aversion outweighing anything else.”

Many institutional investors lost money in the Russian and Asian markets, and sought to pull out of these suddenly riskier investments. The collapse of a prominent U.S. hedge fund in the weeks following Russia’s default only heightened investor concerns. With fears that the problems abroad could spread elsewhere, Treasuries were the prudent recourse. And the flight to quality was on — even U.S. stocks fell during that rocky third quarter of 1998, despite being in the midst of a technology-fueled market boom.

“What really helped investors get through this downturn quickly was the fact that the fundamentals of the U.S. economy were, at the time, sound,” Smet says. “Treasuries were there to soften the blow, as they should, and the market had turned back around by year’s end.”

2000-2002: Dot-com crash, 9/11 attacks

The U.S. economy was in much worse shape from 2000 through 2002, as many Internet and technology companies failed. Not only did investors lose money on many of these high-flying stocks, but thousands were put out of work as well. The corporate bond market also suffered, especially in the wake of the collapse of both Enron and WorldCom.

“There were a number of big issuers that had problems right alongside those two companies,” Phoa says. “A lot of the confidence in corporate bonds was damaged as more and more companies came out with serious accounting problems.”

The 9/11 terror attacks made matters worse, from both an economic and investing standpoint. “I think the dot-com disruption would’ve been less difficult, and the recovery easier, had it not been for 9/11,” Smet says. “The attacks really shook confidence and made 2002 a very difficult year.”

[Begin Sidebar]
A measure of security

Treasuries have historically provided a “safe haven” for investors during periods of geopolitical, economic or market stress. At such times, returns on Treasury securities can mitigate declines in the value of riskier investments. To illustrate, this table shows returns for five-year and 10-year Treasuries compared to stock market and high-yield bond indexes for the three time periods discussed in our feature.

	1998: 3Q	2000 – 2002	2007 – 8/31/2008
5-yr Treasury	6.5%	35.1%	14.8%
10-yr Treasury	9.2	36.4	14.4

S&P 500 index	–9.9	–37.6	–6.5
NASDAQ index	–10.6	–67.2	–2.0
CS High Yield Index	–6.1	3.4	0.4

Returns are cumulative for the periods.
[End Sidebar]

There was far more risk in the marketplace than in 1998, but Treasuries nonetheless managed to post positive returns for the vast majority of investors. “There just weren’t that many other places to run to, and even though the United States was attacked, the government’s full faith and credit was as good as ever,” Smet says.

[photo – upset man standing in front of stock market results]

[Begin Sidebar]
The U.S. economy was in much worse shape from 2000 through 2002, as many Internet and technology companies failed.
[End Sidebar]

2007-present: Housing collapse, financial crisis

In today’s current market environment, the problems facing investors and the economy aren’t merely reflected in the bond market — in many ways, fixed-income investments are at the root of the current turmoil.

As the economy recovered from the dot-com collapse, banks were eager to generate more income. A few lenders loosened their lending standards, leading to intense competition for mortgage business and a housing market boom. Sadly, some homeowners entered into loans that, thanks to adjustable-rate mortgages, they could not afford after a few years when their payments began to rise. Defaults and foreclosures increased, putting pressure on lenders.

This problem was magnified many times over when housing lenders bundled their mortgage loans into securities; in essence, they mortgaged a pool of thousands of mortgages so they could obtain more capital in order to make more loans. Some of these securities were backed by mortgages of poor credit quality, and many of these mortgage-backed securities were privately issued. When the underlying home loans went bad, the value of those securities based on the loans tumbled. The market’s risk aversion took over, and many investors fled to Treasuries. As the market for mortgage-backed securities weakened, buyers shied away, putting further pressure on the market value of these bonds.

“The owner of a mortgage-backed security wants to sell at, say, 90% of its original value. But potential buyers, knowing the risks with the pool of mortgages behind it, may only want to pay 40% of its value,” Phoa says. “The owner doesn’t want to sell that low, and the buyer doesn’t want to buy that high. So the market stagnates, and the owner is left holding the bag.”

As riskier mortgage-backed securities fell in value, many major banks and Wall Street investment houses saw the value of their holdings dwindle significantly, and they were unable to sell them. This caused their stock prices to tumble as well. As of this writing, Wall Street titans Bear Stearns and Lehman Brothers have failed, while Merrill Lynch was sold at a deep discount to Bank of America — arguably the biggest shakeup on Wall Street since the Great Depression.

“Troubles in the mortgage market have spread throughout the credit markets, touching every class of debt except Treasuries,” says Smet. “Nor is the problem confined to America. Major markets around the world are experiencing similar problems as investors shy away from risks and banks become reluctant to lend.”

[Begin Sidebar]
There was far more risk in the marketplace than in 1998, but Treasuries nonetheless managed to post positive returns for the vast majority of investors.
[End Sidebar]

[photo – San Francisco row houses]

As a result, one of the few bright spots of the past year has been Treasuries and other government-backed securities, including the mortgage-backed securities of Ginnie Mae, Fannie Mae and Freddie Mac. Bonds of the latter two now have the explicit backing of the U.S. government and have generally done well for the fund. “Of course, it’s not as easy as simply loading up on Treasuries,” Smet says. “You have to figure out which Treasuries have the best yield right now, which agency-backed securities will hold up well when the markets begin to correct. That’s why you have Treasuries in a mutual fund with other government bonds, so that a manager can figure that out for you.”  •

Summary investment portfolio, August 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Mortgage-backed obligations	48.2%
U.S. Treasury bonds & notes	38.2
Federal agency bonds & notes	7.9
Asset-backed obligations	2.8
Short-term securities & other assets less liabilities	2.9
[end pie chart]

Quality breakdown* as of August 31, 2008	Percent of net assets
U.S. government obligations†	45.7%
Federal agencies	42.9
Aaa/AAA	8.1
Aa/AA††	0.4
Short-term securities & other assets less liabilities	2.9

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

†These securities are guaranteed by the full faith and credit of the United States government.
††Rating reflects downgrade subsequent to purchase.

	Principal amount (000)	Value (000)	Percent of net assets

Bonds & notes - 97.05%
Mortgage-backed obligations - 48.20%
Federal agency mortgage-backed obligations (1) - 42.52%
Fannie Mae:
4.50% 2020	$20,029	$ 19,739
4.50% 2020	18,321	18,018
6.00% 2027	17,944	18,257
4.50% 2035	30,616	28,525
6.50% 2035	44,254	45,896
6.50% 2036	29,909	31,033
4.50% 2038	20,364	18,903
4.50% 2038	19,971	18,539
5.00% 2038	26,522	25,495
Series 2003-T1, Class B, 4.491% 2012	27,750	27,785
Series 2005-68, Class PG, 5.50% 2035	18,610	18,765
Series 2007-24, Class P, 6.00% 2037	32,676	33,253
0%-12.045% 2009-2047 (2) (3)	502,360	505,566	20.45%
Freddie Mac:
5.00% 2023	17,880	17,716
5.50% 2023	89,293	90,109
6.00% 2027	22,713	23,109
5.876% 2036 (2)	42,618	43,321
6.00% 2036	25,228	25,491
5.00% 2037	23,904	22,982
5.138% 2038 (2)	23,000	23,008
5.50% 2038	46,398	45,792
0%-11.96% 2008-2038 (2)	349,786	343,153	16.02
Government National Mortgage Assn.:
5.00% 2038	55,681	53,888
6.00% 2038	94,990	96,248
5.00%-10.00% 2009-2058 (2) (3)	89,921	89,671	6.05
		1,684,262	42.52

Commercial mortgage-backed securities (1) - 3.24%
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033 (2)	11,000	9,931.25
Other securities		118,233	2.99
		128,164	3.24

Collateralized mortgage-backed obligations (privately originated) - 2.34%
Other securities		92,534	2.34

Other mortgage-backed securities - 0.10%
Other securities		4,057.10

Total mortgage-backed obligations		1,909,017	48.20

U.S. Treasury bonds & notes - 38.13%
U.S. Treasury:
4.625% 2011	20,500	21,733
4.875% 2011	19,250	20,440
4.25% 2012	166,510	175,252
4.625% 2012	21,675	23,014
4.25% 2013	55,307	58,308
4.00% 2014	48,375	50,510
4.25% 2014	20,000	21,144
11.25% 2015	31,500	45,965
4.50% 2016	70,250	75,071
5.125% 2016	210,400	233,199
4.625% 2017	189,525	202,761
8.875% 2017	42,000	57,904
8.125% 2019	25,000	33,879
8.50% 2020	25,750	35,968
7.875% 2021	16,500	22,306
6.25% 2023	39,070	47,159
7.125% 2023	28,000	36,347
4.50% 2036	38,400	38,850
5.00% 2037	16,905	18,508
Principal Strip 0% 2014	62,010	51,468
Principal Strip 0% 2014	26,410	22,160
0%-7.25% 2009-2037 (3) (4)	224,361	218,345	38.13
		1,510,291	38.13

Federal agency bonds & notes - 7.90%
Fannie Mae:
5.00% 2011	16,935	17,613
6.125% 2012	65,670	70,639
3.625%-6.00% 2009-2013 (2)	29,730	30,523	3.00
Freddie Mac:
5.25% 2011	45,865	47,964
4.50%-5.50% 2014-2017	38,000	39,781	2.22
Federal Agricultural Mortgage Corp.:
5.50% 2011 (5)	20,010	20,843
4.875%-5.125% 2011-2017 (5)	20,475	21,235	1.06
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,214.48
Federal Home Loan Bank 2.50% 2009	5,000	4,971.13
Other securities		40,167	1.01
		312,950	7.90

Asset-backed obligations - 2.82%
Other securities		111,768	2.82

Total bonds & notes (cost: $3,850,435,000)		3,844,026	97.05

	Principal amount (000)	Value (000)	Percent of net assets

Short-term securities - 4.38%

Federal Home Loan Bank 1.95%-2.18% due 9/2-9/5/2008	96,637	96,618	2.44
U.S. Treasury Bills 1.51%-1.88% due 9/15-10/16/2008	76,800	76,676	1.94

Total short-term securities (cost: $173,298,000)		173,294	4.38

Total investment securities (cost: $4,023,733,000)		4,017,320	101.43
Other assets less liabilities		(56,519)	(1.43)

Net assets		$3,960,801	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those "Other securities," was $121,979,000, which represented 3.08% of the net assets of the fund.

(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $97,766,000, which represented 2.47% of the net assets of the fund.

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value: (cost: $4,023,733)		$4,017,320
Cash		72
Receivables for:
Sales of investments	4,355
Sales of fund's shares	13,308
Interest	24,123	41,786
		4,059,178
Liabilities:
Payables for:
Purchases of investments	88,320
Repurchases of fund's shares	4,198
Dividends on fund's shares	1,852
Investment advisory services	846
Services provided by affiliates	2,974
Trustees' deferred compensation	161
Other	26	98,377
Net assets at August 31, 2008		$3,960,801

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,992,684
Distributions in excess of net investment income		(170)
Accumulated net realized loss		(25,300)
Net unrealized depreciation		(6,413)
Net assets at August 31, 2008		$3,960,801

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (292,128 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share*
Class A	$2,602,521	191,948	$13.56
Class B	202,922	14,967	13.56
Class C	243,664	17,972	13.56
Class F-1	142,064	10,478	13.56
Class F-2	780	57	13.56
Class 529-A	67,996	5,015	13.56
Class 529-B	16,046	1,184	13.56
Class 529-C	39,603	2,921	13.56
Class 529-E	4,697	346	13.56
Class 529-F-1	4,967	366	13.56
Class R-1	8,631	636	13.56
Class R-2	136,333	10,055	13.56
Class R-3	118,273	8,723	13.56
Class R-4	91,110	6,720	13.56
Class R-5	281,194	20,740	13.56

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $14.09 each.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$153,997
Fees and expenses*:
Investment advisory services	9,781
Distribution services	12,672
Transfer agent services	3,311
Administrative services	1,943
Reports to shareholders	157
Registration statement and prospectus	374
Postage, stationery and supplies	347
Trustees' compensation	38
Auditing and legal	99
Custodian	17
State and local taxes	27
Other	36
Total fees and expenses before reimbursements/waivers	28,802
Less reimbursements/waivers of fees and expenses:
Investment advisory services	978
Administrative services	150
Total fees and expenses after reimbursements/waivers		27,674
Net investment income		126,323

Net realized gain and unrealized
appreciation on investments:
Net realized gain on investments		24,821
Net unrealized appreciation on investments		715
Net realized gain and unrealized appreciation on investments		25,536
Net increase in net assets resulting
from operations		$151,859

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31
	2008	2007
Operations:
Net investment income	$126,323	$101,341
Net realized gain (loss) on investments	24,821	(5,616)
Net unrealized appreciation on investments	715	11,729
Net increase in net assets resulting from operations	151,859	107,454

Dividends paid or accrued to
shareholders from net investment income	(127,252)	(101,883)

Net capital share transactions	1,366,130	208,991

Total increase in net assets	1,390,737	214,562

Net assets:
Beginning of year	2,570,064	2,355,502
End of year (including distributions in excess of
net investment income: $(170) and $(166), respectively)	$3,960,801	$2,570,064

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally only offered through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2008, the fund reclassified $934,000 from accumulated net realized loss to distributions in excess of net investment income and $9,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,843
Capital loss carryforward expiring in 2015*	(24,808)
Gross unrealized appreciation on investment securities	39,530
Gross unrealized depreciation on investment securities	(46,435)
Net unrealized depreciation on investment securities	(6,905)
Cost of investment securities	4,024,225
*Reflects the utilization of capital loss carryforwards of $18,276,000. The remaining capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

	Year ended August 31
Share class	2008	2007
Class A	$87,199	$73,884
Class B	5,959	5,895
Class C	5,823	4,098
Class F-1	5,126	3,660
Class F-2*	2	-
Class 529-A	2,227	1,788
Class 529-B	469	472
Class 529-C	1,053	908
Class 529-E	152	145
Class 529-F-1	176	126
Class R-1	205	148
Class R-2	3,865	3,593
Class R-3	3,946	4,163
Class R-4	3,385	1,856
Class R-5	7,665	1,147
Total	$127,252	$101,883

*Class F-2 was offered beginning August 1, 2008.

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2008, total investment advisory services fees waived by CRMC were $978,000. As a result, the fee shown on the accompanying financial statements of $9,781,000, which was equivalent to an annualized rate of 0.298%, was reduced to $8,803,000, or 0.268% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2008, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended August 31, 2008, the total administrative services fees paid by CRMC were $150,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$6,427	$3,074	Not applicable	Not applicable	Not applicable
Class B	1,807	237	Not applicable	Not applicable	Not applicable
Class C	1,808	Included in administrative services	$257	$53	Not applicable
Class F-1	318		132	33	Not applicable
Class F-2	Not applicable		-*	-*	Not applicable
Class 529-A	121		65	14	$57
Class 529-B	148		18	6	15
Class 529-C	331		39	11	33
Class 529-E	20		5	1	4
Class 529-F-1	-		5	1	4
Class R-1	64		7	9	Not applicable
Class R-2	885		173	466	Not applicable
Class R-3	534		151	108	Not applicable
Class R-4	209		115	6	Not applicable
Class R-5	Not applicable		152	3	Not applicable
Total	$12,672	$3,311	$1,119	$711	$113
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $38,000, shown on the accompanying financial statements, includes $48,000 in current fees (either paid in cash or deferred) and a net decrease of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2008
Class A	$1,499,821	109,722	$79,245	5,830	$(751,724)	(55,277)	$827,342	60,275
Class B	89,751	6,554	5,436	400	(51,555)	(3,792)	43,632	3,162
Class C	188,535	13,792	5,285	389	(75,769)	(5,576)	118,051	8,605
Class F-1	114,287	8,367	3,926	289	(76,162)	(5,606)	42,051	3,050
Class F-2†	775	57	1	-	-	-	776	57
Class 529-A	30,432	2,231	2,215	163	(9,664)	(711)	22,983	1,683
Class 529-B	3,974	291	467	34	(1,888)	(139)	2,553	186
Class 529-C	18,428	1,353	1,048	77	(7,576)	(558)	11,900	872
Class 529-E	1,591	116	151	11	(616)	(45)	1,126	82
Class 529-F-1	1,982	145	175	13	(476)	(35)	1,681	123
Class R-1	6,897	506	199	15	(3,311)	(242)	3,785	279
Class R-2	74,308	5,440	3,826	281	(45,644)	(3,356)	32,490	2,365
Class R-3	79,304	5,818	3,918	288	(53,806)	(3,954)	29,416	2,152
Class R-4	42,799	3,126	3,379	248	(30,448)	(2,238)	15,730	1,136
Class R-5	231,550	16,999	7,555	556	(26,491)	(1,944)	212,614	15,611
Total net increase
(decrease)	$2,384,434	174,517	$116,826	8,594	$(1,135,130)	(83,473)	$1,366,130	99,638

Year ended August 31, 2007
Class A	$449,880	33,761	$65,732	4,930	$(446,653)	(33,525)	$68,959	5,166
Class B	22,141	1,661	5,311	398	(39,127)	(2,936)	(11,675)	(877)
Class C	49,217	3,690	3,649	274	(37,215)	(2,793)	15,651	1,171
Class F-1	46,916	3,524	2,404	180	(26,057)	(1,959)	23,263	1,745
Class 529-A	10,677	800	1,779	134	(6,703)	(503)	5,753	431
Class 529-B	1,420	107	470	35	(1,692)	(127)	198	15
Class 529-C	8,131	609	904	68	(5,258)	(395)	3,777	282
Class 529-E	871	65	144	11	(923)	(69)	92	7
Class 529-F-1	1,135	85	125	9	(266)	(20)	994	74
Class R-1	2,414	181	146	11	(1,785)	(134)	775	58
Class R-2	38,659	2,899	3,559	267	(33,202)	(2,492)	9,016	674
Class R-3	49,007	3,675	4,121	309	(72,684)	(5,443)	(19,556)	(1,459)
Class R-4	64,729	4,847	1,836	138	(12,595)	(947)	53,970	4,038
Class R-5	60,531	4,562	1,040	78	(3,797)	(285)	57,774	4,355
Total net increase
(decrease)	$805,728	60,466	$91,220	6,842	$(687,957)	(51,628)	$208,991	15,680

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,846,435,000 and $1,236,018,000, respectively, during the year ended August 31, 2008.

Financial highlights[1]

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers	Ratio of expenses to average net assets after reim-bursements/ waivers (4)	Ratio of net income to average net assets (4)
Class A:
Year ended 8/31/2008	$13.35	$.54	$.22		$.76	$(.55)	$13.56	5.73%	$2,602	.77%	.74%	3.95%
Year ended 8/31/2007	13.32	.59	.03		.62	(.59)	13.35	4.72	1,758	.79	.76	4.38
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.04	1,685	.77	.74	3.89
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.23	1,801	.76	.74	3.17
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.49	1,900	.71	.71	3.14
Class B:
Year ended 8/31/2008	13.35	.44	.22		.66	(.45)	13.56	4.99	203	1.46	1.44	3.27
Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	13.35	3.99	158	1.51	1.47	3.66
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	169	1.49	1.46	3.17
Year ended 8/31/2005	13.74	.34	-	(5)	.34	(.36)	13.72	2.51	196	1.48	1.46	2.45
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.72	221	1.47	1.47	2.38
Class C:
Year ended 8/31/2008	13.35	.43	.22		.65	(.44)	13.56	4.95	244	1.50	1.47	3.19
Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	13.35	3.94	125	1.55	1.52	3.62
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.27	109	1.55	1.52	3.11
Year ended 8/31/2005	13.74	.33	-	(5)	.33	(.35)	13.72	2.45	120	1.53	1.51	2.40
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.65	122	1.53	1.53	2.32
Class F-1:
Year ended 8/31/2008	13.35	.54	.22		.76	(.55)	13.56	5.79	142	.70	.67	4.01
Year ended 8/31/2007	13.32	.60	.03		.63	(.60)	13.35	4.80	99	.72	.69	4.44
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.10	76	.71	.68	3.98
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.24	54	.75	.73	3.18
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	33	.75	.75	3.04
Class F-2:
Period from 8/7/2008 to 8/31/2008	13.48	.03	.08		.11	(.03)	13.56	.85	1	.03	.03	.25
Class 529-A:
Year ended 8/31/2008	13.35	.53	.22		.75	(.54)	13.56	5.70	68	.79	.76	3.93
Year ended 8/31/2007	13.32	.58	.03		.61	(.58)	13.35	4.66	44	.84	.81	4.33
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.00	39	.81	.78	3.86
Year ended 8/31/2005	13.74	.43	-	(5)	.43	(.45)	13.72	3.18	38	.81	.79	3.13
Year ended 8/31/2004	13.59	.42	.17		.59	(.44)	13.74	4.40	34	.80	.80	3.02
Class 529-B:
Year ended 8/31/2008	13.35	.42	.22		.64	(.43)	13.56	4.85	16	1.60	1.57	3.14
Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	13.35	3.85	13	1.64	1.60	3.53
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.19	13	1.63	1.60	3.03
Year ended 8/31/2005	13.74	.32	-	(5)	.32	(.34)	13.72	2.34	14	1.65	1.63	2.29
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.54	13	1.64	1.64	2.20
Class 529-C:
Year ended 8/31/2008	13.35	.42	.22		.64	(.43)	13.56	4.87	40	1.58	1.55	3.14
Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	13.35	3.86	27	1.63	1.60	3.54
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.20	24	1.62	1.59	3.06
Year ended 8/31/2005	13.74	.32	-	(5)	.32	(.34)	13.72	2.35	23	1.64	1.61	2.30
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.55	21	1.63	1.63	2.20
Class 529-E:
Year ended 8/31/2008	13.35	.49	.22		.71	(.50)	13.56	5.40	5	1.07	1.04	3.66
Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	13.35	4.38	4	1.12	1.09	4.05
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.73	3	1.09	1.06	3.60
Year ended 8/31/2005	13.74	.39	-	(5)	.39	(.41)	13.72	2.88	3	1.11	1.09	2.83
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.08	2	1.11	1.11	2.71
Class 529-F-1:
Year ended 8/31/2008	13.35	.56	.22		.78	(.57)	13.56	5.93	5	.57	.54	4.15
Year ended 8/31/2007	13.32	.61	.03		.64	(.61)	13.35	4.90	3	.62	.59	4.56
Year ended 8/31/2006	13.72	.54	(.39)		.15	(.55)	13.32	1.20	2	.60	.57	4.09
Year ended 8/31/2005	13.74	.43	-	(5)	.43	(.45)	13.72	3.20	2	.78	.75	3.18
Year ended 8/31/2004	13.59	.41	.17		.58	(.43)	13.74	4.33	1	.86	.86	2.94
Class R-1:
Year ended 8/31/2008	13.35	.43	.22		.65	(.44)	13.56	4.89	9	1.56	1.53	3.16
Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	13.35	3.89	5	1.65	1.57	3.57
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.30	4	1.63	1.49	3.17
Year ended 8/31/2005	13.74	.33	-	(5)	.33	(.35)	13.72	2.46	3	1.66	1.50	2.43
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.66	2	1.74	1.52	2.26
Class R-2:
Year ended 8/31/2008	13.35	.44	.22		.66	(.45)	13.56	4.97	136	1.61	1.46	3.24
Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	13.35	3.98	103	1.73	1.48	3.66
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	94	1.93	1.47	3.18
Year ended 8/31/2005	13.74	.34	-	(5)	.34	(.36)	13.72	2.50	85	1.94	1.47	2.46
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.70	68	2.02	1.48	2.32
Class R-3:
Year ended 8/31/2008	13.35	.49	.22		.71	(.50)	13.56	5.40	118	1.07	1.04	3.67
Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	13.35	4.39	88	1.11	1.08	4.05
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.69	107	1.20	1.09	3.56
Year ended 8/31/2005	13.74	.39	-	(5)	.39	(.41)	13.72	2.88	91	1.20	1.08	2.84
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.09	73	1.23	1.10	2.71
Class R-4:
Year ended 8/31/2008	13.35	.54	.22		.76	(.55)	13.56	5.77	91	.72	.69	4.02
Year ended 8/31/2007	13.32	.59	.03		.62	(.59)	13.35	4.79	75	.72	.69	4.50
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.06	21	.75	.72	3.96
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.25	13	.74	.72	3.21
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	8	.74	.74	3.05
Class R-5:
Year ended 8/31/2008	13.35	.58	.22		.80	(.59)	13.56	6.10	281	.41	.38	4.26
Year ended 8/31/2007	13.32	.63	.03		.66	(.63)	13.35	5.07	68	.45	.41	4.79
Year ended 8/31/2006	13.72	.56	(.39)		.17	(.57)	13.32	1.36	10	.45	.42	4.24
Year ended 8/31/2005	13.74	.48	-	(5)	.48	(.50)	13.72	3.56	8	.43	.41	3.50
Year ended 8/31/2004	13.59	.47	.17		.64	(.49)	13.74	4.78	7	.42	.42	3.39

	Year ended August 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	92%	110%	146%	104%	72%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Amount less than $.01.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Income Series - U.S. Government Securities Fund:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The American Funds Income Series – U.S. Government Securities Fund (the “Fund”), as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Income Series – U.S. Government Securities Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
October 14, 2008

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2008:

U.S. government income that may be exempt from state taxation	$44,573,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2008 (the most recent calendar quarter-end):

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–0.53%	2.33%	4.53%
Not reflecting CDSC	4.47	2.69	4.53

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	3.43	2.64	3.40
Not reflecting CDSC	4.43	2.64	3.40

Class F-1 shares[1] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	5.26	3.45	4.21

Class F-2 shares[1] — first sold 8/7/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	1.04[2]

Class 529-A shares[3] — first sold 2/20/02
Reflecting 3.75% maximum sales charge	1.24	2.58	3.39
Not reflecting maximum sales charge	5.17	3.37	3.99

Class 529-B shares[3] — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–0.67	2.18	3.11
Not reflecting CDSC	4.33	2.54	3.11

Class 529-C shares[3] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	3.34	2.55	3.12
Not reflecting CDSC	4.34	2.55	3.12

Class 529-E shares[1,3] — first sold 3/7/02	4.87	3.07	3.84

Class 529-F-1 shares[1,3] — first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	5.40	3.50	3.47

[1]These shares are sold without any initial or contingent deferred sales charge.
[2]Results are cumulative total returns; they are not annualized.
[3]Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 and 19 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008, through August 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and  529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2008	Ending account value 8/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,001.58	$3.72	.74%
Class A -- assumed 5% return	1,000.00	1,021.42	3.76	.74
Class B -- actual return	1,000.00	998.18	7.13	1.42
Class B -- assumed 5% return	1,000.00	1,018.00	7.20	1.42
Class C -- actual return	1,000.00	997.97	7.28	1.45
Class C -- assumed 5% return	1,000.00	1,017.85	7.35	1.45
Class F-1 -- actual return	1,000.00	1,001.96	3.32	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.82	3.35	.66
Class F-2 -- actual return †	1,000.00	1,008.48	.31	.47
Class F-2 -- assumed 5% return †	1,000.00	1,022.77	2.39	.47
Class 529-A -- actual return	1,000.00	1,001.61	3.67	.73
Class 529-A -- assumed 5% return	1,000.00	1,021.47	3.71	.73
Class 529-B -- actual return	1,000.00	997.55	7.78	1.55
Class 529-B -- assumed 5% return	1,000.00	1,017.34	7.86	1.55
Class 529-C -- actual return	1,000.00	997.61	7.68	1.53
Class 529-C -- assumed 5% return	1,000.00	1,017.44	7.76	1.53
Class 529-E -- actual return	1,000.00	1,000.20	5.13	1.02
Class 529-E -- assumed 5% return	1,000.00	1,020.01	5.18	1.02
Class 529-F-1 -- actual return	1,000.00	1,002.65	2.62	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.52	2.64	.52
Class R-1 -- actual return	1,000.00	997.82	7.48	1.49
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.56	1.49
Class R-2 -- actual return	1,000.00	998.04	7.23	1.44
Class R-2 -- assumed 5% return	1,000.00	1,017.90	7.30	1.44
Class R-3 -- actual return	1,000.00	1,000.23	5.08	1.01
Class R-3 -- assumed 5% return	1,000.00	1,020.06	5.13	1.01
Class R-4 -- actual return	1,000.00	1,001.87	3.42	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.72	3.46	.68
Class R-5 -- actual return	1,000.00	1,003.44	1.86	.37
Class R-5 -- assumed 5% return	1,000.00	1,023.28	1.88	.37

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 7, 2008 (the initial sale of the share class), through August 31, 2008, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing a high level of current income as well as preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected
	a trustee
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 74		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 75	1985	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 61	2006	Dean and Professor of Marketing, University of Southern California

Martin Fenton, 73	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 62	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 62	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 73	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 65	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 59	2007	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University
Independent” trustees

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 74

H. Frederick Christie, 75	21	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 61	12	None

Martin Fenton, 73	18	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 62	16	None

R. Clark Hooper, 62	18	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Richard G. Newman, 73	14	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 65	13	None

Steadman Upham, Ph.D., 59	14	None

“Interested” trustees[4]

	Year first
	elected a
	trustee of
Name and age	the fund[1]	Principal occupation(s) during past five years

Abner D. Goldstine, 78	1985	Senior Vice President — Fixed Income, Capital
Vice Chairman of the Board		Research and Management Company; Director, Capital Research and Management Company

Paul G. Haaga, Jr., 59	1985	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Companies, Inc.[5]

John H. Smet, 52	1993	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director, American Funds Distributors, Inc.[5]

“Interested” trustees[4]

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Abner D. Goldstine, 78	13	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 59	14	None
Vice Chairman of the Board

John H. Smet, 52	2	None
President

The statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

Thomas H. Hogh, 45	2004	Senior Vice President — Fixed Income, Capital
Vice President		Research Company[5]

Kristine M. Nishiyama, 38	2003	Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 44	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 33	2007	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 33	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

M. Susan Gupton, 35	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

[1]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[2]
Capital Research and Management Company manages the American Funds, consisting of 31 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]
This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]
“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2008, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•	Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
>	U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit No. MFGEAR-922-1008P

Litho in USA DD/L/8058-S16803

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2007	$73,000
2008	$79,000

b) Audit-Related Fees:
2007	$1,000
2008	$2,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	$6,000
2008	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2007	None
2008	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2007	$1,011,000
2008	$828,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	$5,000
2008	$8,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2007	None
2008	None

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,293,000 for fiscal year 2007 and $1,140,000 for fiscal year 2008. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

August 31, 2008

	Principal amount	Value
Bonds & notes — 97.05%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS — 48.20%
Federal agency mortgage-backed obligations[1] — 42.52%
Fannie Mae 7.00% 2009	$ 3	$ 3
Fannie Mae 9.00% 2009	1	1
Fannie Mae 7.00% 2010	41	41
Fannie Mae 8.50% 2010	3	4
Fannie Mae 7.00% 2011	12	12
Fannie Mae 9.50% 2011	9	10
Fannie Mae 7.00% 2017	133	139
Fannie Mae 10.50% 2018	1,292	1,486
Fannie Mae 12.00% 2019	438	496
Fannie Mae 4.50% 2020	20,029	19,739
Fannie Mae 4.50% 2020	18,321	18,018
Fannie Mae 4.50% 2020	6,448	6,354
Fannie Mae 5.00% 2020	7,456	7,501
Fannie Mae 6.00% 2021	440	452
Fannie Mae 6.00% 2021	405	415
Fannie Mae 6.00% 2021	341	349
Fannie Mae 9.50% 2022	40	44
Fannie Mae 6.00% 2024	3,533	3,594
Fannie Mae 11.013% 2025[2]	3,145	3,617
Fannie Mae 6.00% 2026	191	195
Fannie Mae 9.50% 2026	275	312
Fannie Mae 6.00% 2027	17,944	18,257
Fannie Mae 6.50% 2027	16,594	17,096
Fannie Mae 6.50% 2027	8,006	8,248
Fannie Mae 6.50% 2027	7,287	7,507
Fannie Mae 8.50% 2027	16	17
Fannie Mae 5.00% 2028	9,900	9,616
Fannie Mae 7.50% 2029	294	315
Fannie Mae 7.50% 2030	42	45
Fannie Mae 7.50% 2030	14	15
Fannie Mae 7.50% 2031	203	218
Fannie Mae 7.50% 2031	79	84
Fannie Mae 7.50% 2031	74	80
Fannie Mae 7.50% 2031	45	48
Fannie Mae 8.00% 2031	2,587	2,792
Fannie Mae 4.404% 2033[2]	1,782	1,799
Fannie Mae 5.50% 2033	13,489	13,399
Fannie Mae 4.47% 2035[2]	3,942	3,980
Fannie Mae 4.50% 2035	30,616	28,525
Fannie Mae 4.50% 2035[2]	2,072	2,074
Fannie Mae 4.543% 2035[2]	2,970	2,974
Fannie Mae 5.00% 2035	9,647	9,308
Fannie Mae 5.50% 2035	9,161	9,083
Fannie Mae 5.50% 2035	4,886	4,850
Fannie Mae 6.50% 2035	44,254	45,896
Fannie Mae 5.00% 2036	9,534	9,199
Fannie Mae 5.42% 2036[2]	6,667	6,749
Fannie Mae 5.50% 2036	10,197	10,085
Fannie Mae 5.50% 2036	323	319
Fannie Mae 5.512% 2036[2]	7,306	7,406
Fannie Mae 6.00% 2036	349	354
Fannie Mae 6.50% 2036	29,909	31,033
Fannie Mae 5.00% 2037	3,729	3,590
Fannie Mae 5.00% 2037	3,199	3,078
Fannie Mae 5.00% 2037	2,191	2,110
Fannie Mae 5.378% 2037[2]	10,567	10,694
Fannie Mae 5.50% 2037	6,690	6,541
Fannie Mae 5.50% 2037	4,574	4,472
Fannie Mae 5.632% 2037[2]	3,213	3,266
Fannie Mae 5.853% 2037[2]	4,630	4,740
Fannie Mae 6.00% 2037[3]	2,562	2,565
Fannie Mae 6.00% 2037	1,525	1,543
Fannie Mae 6.019% 2037[2]	1,062	1,075
Fannie Mae 6.032% 2037[2]	3,297	3,380
Fannie Mae 6.172% 2037[2]	1,777	1,821
Fannie Mae 6.353% 2037[2]	13,654	14,032
Fannie Mae 6.50% 2037	14,427	14,769
Fannie Mae 6.50% 2037	13,193	13,505
Fannie Mae 6.50% 2037	10,493	10,742
Fannie Mae 6.50% 2037	8,795	9,003
Fannie Mae 6.50% 2037	7,555	7,786
Fannie Mae 6.50% 2037	6,183	6,397
Fannie Mae 6.50% 2037	5,880	6,019
Fannie Mae 6.50% 2037	5,621	5,789
Fannie Mae 6.50% 2037	2,647	2,738
Fannie Mae 7.00% 2037	12,773	13,260
Fannie Mae 7.00% 2037	11,718	12,164
Fannie Mae 7.00% 2037	9,181	9,530
Fannie Mae 7.00% 2037	7,547	7,835
Fannie Mae 7.00% 2037	5,048	5,281
Fannie Mae 7.00% 2037	3,331	3,485
Fannie Mae 7.00% 2037	2,745	2,850
Fannie Mae 7.00% 2037[3]	2,219	2,288
Fannie Mae 7.00% 2037	1,732	1,798
Fannie Mae 7.00% 2037	1,383	1,436
Fannie Mae 7.00% 2037	684	710
Fannie Mae 7.50% 2037	2,088	2,184
Fannie Mae 7.50% 2037	1,209	1,264
Fannie Mae 4.443% 2038[2]	4,876	4,801
Fannie Mae 4.50% 2038	20,364	18,903
Fannie Mae 4.50% 2038	19,971	18,539
Fannie Mae 4.50% 2038	5,000	4,641
Fannie Mae 4.50% 2038	1,651	1,533
Fannie Mae 4.50% 2038	500	464
Fannie Mae 4.50% 2038	483	448
Fannie Mae 4.539% 2038[2]	1,856	1,838
Fannie Mae 5.00% 2038	26,522	25,495
Fannie Mae 5.00% 2038	15,765	15,155
Fannie Mae 5.45% 2038[2]	13,168	13,353
Fannie Mae 5.486% 2038[2]	2,883	2,925
Fannie Mae 6.00% 2038	8,669	8,761
Fannie Mae 6.00% 2038	6,931	6,966
Fannie Mae 7.00% 2038	15,508	16,099
Fannie Mae 6.459% 2047[2]	12,415	12,702
Fannie Mae 6.496% 2047[2]	5,538	5,675
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	27,785
Fannie Mae, Series 35, Class 2, 12.00% 2018	18	19
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,391	5,353
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	203	221
Fannie Mae, Series 2001-4, Class NA, 11.873% 2025[2]	2,504	2,770
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	678	724
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,679	2,882
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,281	1,328
Fannie Mae, Series 2001-20, Class E, 9.621% 2031[2]	81	89
Fannie Mae, Series 2001-20, Class C, 12.045% 2031[2]	311	352
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	10,452	10,265
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,610	18,765
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	6,241	4,672
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	4,991	3,617
Fannie Mae, Series 2006-65, Class PF, 2.752% 2036[2]	6,882	6,730
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,138	1,162
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,252	7,257
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,606	4,626
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	32,676	33,253
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[2]	924	985
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	691	728
Freddie Mac 7.00% 2008	—	—
Freddie Mac 8.50% 2009	6	6
Freddie Mac 6.00% 2014	151	156
Freddie Mac 6.00% 2017	552	570
Freddie Mac 8.00% 2017	184	196
Freddie Mac 8.50% 2018	—	—
Freddie Mac 4.50% 2019	8,106	7,960
Freddie Mac 4.50% 2019	1,724	1,697
Freddie Mac 8.50% 2020	140	151
Freddie Mac 8.50% 2021	51	55
Freddie Mac 5.00% 2023	17,880	17,716
Freddie Mac 5.50% 2023	89,293	90,109
Freddie Mac 5.50% 2023	14,586	14,715
Freddie Mac 10.00% 2025	1,164	1,324
Freddie Mac 6.00% 2026	11,876	12,084
Freddie Mac 6.00% 2027	22,713	23,109
Freddie Mac 4.638% 2035[2]	9,162	9,167
Freddie Mac 4.50% 2036	2,212	2,061
Freddie Mac 5.876% 2036[2]	42,618	43,321
Freddie Mac 6.00% 2036	25,228	25,491
Freddie Mac 6.00% 2036	12,067	12,188
Freddie Mac 4.50% 2037	1,498	1,392
Freddie Mac 4.779% 2037[2]	3,536	3,527
Freddie Mac 5.00% 2037	23,904	22,982
Freddie Mac 5.474% 2037[2]	4,468	4,539
Freddie Mac 5.50% 2037	13,072	12,901
Freddie Mac 5.50% 2037	9,517	9,392
Freddie Mac 5.50% 2037	9,330	9,209
Freddie Mac 5.50% 2037	9,161	9,048
Freddie Mac 5.50% 2037	8,263	8,157
Freddie Mac 5.50% 2037	4,709	4,645
Freddie Mac 5.50% 2037	1,847	1,824
Freddie Mac 5.676% 2037[2]	4,671	4,732
Freddie Mac 5.803% 2037[2]	4,605	4,688
Freddie Mac 5.993% 2037[2]	2,750	2,806
Freddie Mac 6.00% 2037	9,424	9,521
Freddie Mac 6.00% 2037	6,648	6,708
Freddie Mac 6.00% 2037	5,627	5,683
Freddie Mac 6.00% 2037	3,735	3,769
Freddie Mac 6.068% 2037[2]	2,475	2,533
Freddie Mac 6.087% 2037[2]	2,821	2,879
Freddie Mac 6.266% 2037[2]	4,739	4,801
Freddie Mac 6.32% 2037[2]	3,539	3,625
Freddie Mac 6.376% 2037[2]	3,903	3,996
Freddie Mac 6.50% 2037	4,112	4,204
Freddie Mac 6.50% 2037	2,042	2,088
Freddie Mac 4.50% 2038	9,984	9,270
Freddie Mac 4.50% 2038	599	556
Freddie Mac 4.653% 2038[2]	5,780	5,711
Freddie Mac 4.817% 2038[2]	4,988	4,893
Freddie Mac 4.944% 2038[2]	1,609	1,604
Freddie Mac 5.00% 2038	9,977	9,585
Freddie Mac 5.00% 2038	6,892	6,621
Freddie Mac 5.00% 2038	5,160	4,957
Freddie Mac 5.00% 2038	1,750	1,681
Freddie Mac 5.138% 2038[2]	23,000	23,008
Freddie Mac 5.17% 2038[2]	4,997	4,956
Freddie Mac 5.50% 2038	46,398	45,792
Freddie Mac 5.50% 2038	7,999	7,890
Freddie Mac 5.50% 2038	6,771	6,684
Freddie Mac 5.50% 2038	6,490	6,402
Freddie Mac 5.50% 2038	5,000	4,932
Freddie Mac 5.541% 2038[2]	4,817	4,883
Freddie Mac 6.00% 2038	7,000	7,063
Freddie Mac, Series 2356, Class GD, 6.00% 2016	4,785	4,935
Freddie Mac, Series 2289, Class NA, 11.96% 2020[2]	1,385	1,544
Freddie Mac, Series 178, Class Z, 9.25% 2021	54	60
Freddie Mac, Series 2289, Class NB, 11.426% 2022[2]	318	361
Freddie Mac, Series 1567, Class A, 2.90% 2023[2]	58	54
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,485	1,387
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,762	1,833
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,424	3,486
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	573	584
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,262	4,296
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	9,330	6,873
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	4,880	3,652
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,378	3,252
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,854	2,147
Freddie Mac, Series 3156, Class PF, 2.717% 2036[2]	11,080	10,810
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,141	5,139
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,761	6,900
Freddie Mac, Series 3272, Class PA, 6.00% 2037	8,970	9,155
Government National Mortgage Assn. 7.50% 2009	4	4
Government National Mortgage Assn. 7.50% 2009	2	2
Government National Mortgage Assn. 9.00% 2009	9	9
Government National Mortgage Assn. 9.50% 2009	7	7
Government National Mortgage Assn. 7.50% 2011	32	33
Government National Mortgage Assn. 7.50% 2011	2	2
Government National Mortgage Assn. 5.50% 2013	29	30
Government National Mortgage Assn. 6.00% 2013	322	332
Government National Mortgage Assn. 6.00% 2014	234	242
Government National Mortgage Assn. 6.00% 2014	152	157
Government National Mortgage Assn. 6.00% 2014	70	72
Government National Mortgage Assn. 6.50% 2014	130	135
Government National Mortgage Assn. 6.50% 2014	114	118
Government National Mortgage Assn. 6.50% 2014	105	109
Government National Mortgage Assn. 6.50% 2014	96	100
Government National Mortgage Assn. 6.50% 2014	95	98
Government National Mortgage Assn. 6.50% 2014	83	86
Government National Mortgage Assn. 6.50% 2014	64	67
Government National Mortgage Assn. 6.50% 2014	63	65
Government National Mortgage Assn. 6.50% 2014	57	60
Government National Mortgage Assn. 6.50% 2014	23	24
Government National Mortgage Assn. 6.50% 2014	12	12
Government National Mortgage Assn. 6.50% 2014	10	10
Government National Mortgage Assn. 5.50% 2016	538	546
Government National Mortgage Assn. 5.50% 2016	371	377
Government National Mortgage Assn. 5.50% 2016	341	346
Government National Mortgage Assn. 5.50% 2016	320	325
Government National Mortgage Assn. 5.50% 2016	294	299
Government National Mortgage Assn. 5.50% 2016	240	244
Government National Mortgage Assn. 5.50% 2016	240	243
Government National Mortgage Assn. 5.50% 2016	223	227
Government National Mortgage Assn. 5.50% 2016	208	212
Government National Mortgage Assn. 5.50% 2016	165	168
Government National Mortgage Assn. 5.50% 2016	156	159
Government National Mortgage Assn. 5.50% 2016	124	126
Government National Mortgage Assn. 5.50% 2016	99	100
Government National Mortgage Assn. 5.50% 2016	75	76
Government National Mortgage Assn. 5.50% 2016	70	71
Government National Mortgage Assn. 6.00% 2016	694	715
Government National Mortgage Assn. 6.50% 2016	332	345
Government National Mortgage Assn. 6.50% 2016	280	291
Government National Mortgage Assn. 9.00% 2016	51	56
Government National Mortgage Assn. 5.50% 2017	3,215	3,266
Government National Mortgage Assn. 5.50% 2017	2,508	2,548
Government National Mortgage Assn. 10.00% 2019	858	975
Government National Mortgage Assn. 8.50% 2021	49	54
Government National Mortgage Assn. 8.50% 2021	12	13
Government National Mortgage Assn. 10.00% 2021	317	363
Government National Mortgage Assn. 8.50% 2022	17	19
Government National Mortgage Assn. 8.50% 2022	17	18
Government National Mortgage Assn. 8.50% 2022	6	6
Government National Mortgage Assn. 6.00% 2035	26	26
Government National Mortgage Assn. 5.00% 2038	55,681	53,888
Government National Mortgage Assn. 6.00% 2038	94,990	96,248
Government National Mortgage Assn. 6.00% 2038	11,992	12,196
Government National Mortgage Assn. 5.75% 2058[3]	5,507	5,500
Government National Mortgage Assn. 6.22% 2058[3]	8,743	8,732
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,967
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,550
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,445
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[2,3]	16,207	16,293
		1,684,262

Commercial mortgage-backed securities[1] — 3.24%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,955
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	1,951
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	2,972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,827
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,844
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,649
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,885
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[2]	2,000	1,901
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,500	5,296
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 2041[2,4]	7,350	7,335
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,295
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,702
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,848
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,804	2,795
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,071
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,041
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,836
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	4,800	4,627
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	2,000	1,803
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	10,750	10,250
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	9,931
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	2,000	1,879
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	5,000	4,765
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	2,000	1,845
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[2]	5,000	4,728
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,938
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[2]	5,000	4,905
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,261	1,287
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.901% 2045[2]	3,000	2,892
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,935
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.442% 2044[2]	1,000	908
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,807
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,000	1,847
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,808
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	968
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	838
		128,164

Collateralized mortgage-backed obligations (privately originated)[1] — 2.34%
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,623	1,546
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.343% 2037[2]	2,728	2,375
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 1-A1, 5.544% 2037[2]	8,766	7,328
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.874% 2037[2,3]	9,346	6,552
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	3,250	2,162
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	15,704	10,974
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.892% 2037[2]	1,865	1,270
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.991% 2037[2]	4,363	3,319
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.996% 2047[2]	9,061	6,819
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	8,427	7,815
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,118	1,986
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.873% 2047[2]	5,125	3,152
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.94% 2047[2]	4,343	2,667
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,665	5,339
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	4,834	4,555
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	5,015	4,442
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	4,370	4,077
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,340	4,044
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.129% 2036[2]	4,402	2,861
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,512	2,340
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	2,695	1,936
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.093% 2047[2]	1,793	1,401
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,374	1,280
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,780	1,243
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	900	845
Paine Webber CMO, Series O, Class 5, 9.50% 2019	188	206
		92,534

Other mortgage-backed securities[1] — 0.10%
Bank of America 5.50% 2012[4]	3,970	4,057

Total mortgage-backed obligations		1,909,017

U.S. TREASURY BONDS & NOTES — 38.13%
U.S. Treasury 3.875% 2009	6,000	6,073
U.S. Treasury 3.875% 2009[3,5]	17,228	17,380
U.S. Treasury 5.75% 2010	11,435	12,187
U.S. Treasury 6.50% 2010	10,000	10,623
U.S. Treasury 2.375% 2011[3,5]	2,175	2,257
U.S. Treasury 4.625% 2011	20,500	21,733
U.S. Treasury 4.875% 2011	19,250	20,440
U.S. Treasury 3.00% 2012[3,5]	7,568	8,140
U.S. Treasury 3.875% 2012	4,000	4,152
U.S. Treasury 4.25% 2012	166,510	175,252
U.S. Treasury 4.625% 2012	21,675	23,014
U.S. Treasury 2.75% 2013	10,000	9,904
U.S. Treasury 3.375% 2013	15,000	15,208
U.S. Treasury 3.625% 2013	5,000	5,130
U.S. Treasury 4.25% 2013	55,307	58,308
U.S. Treasury 2.00% 2014[3,5]	16,356	16,993
U.S. Treasury 4.00% 2014	48,375	50,510
U.S. Treasury 4.25% 2014	20,000	21,144
U.S. Treasury 4.25% 2014	16,100	17,042
U.S. Treasury 1.875% 2015[3,5]	11,183	11,517
U.S. Treasury 11.25% 2015	31,500	45,965
U.S. Treasury 4.50% 2016	70,250	75,071
U.S. Treasury 5.125% 2016	210,400	233,199
U.S. Treasury 7.25% 2016	8,835	10,980
U.S. Treasury 2.375% 2017[3,5]	12,114	12,870
U.S. Treasury 4.625% 2017	189,525	202,761
U.S. Treasury 8.875% 2017	42,000	57,904
U.S. Treasury 3.875% 2018	12,000	12,078
U.S. Treasury 8.125% 2019	25,000	33,879
U.S. Treasury 8.50% 2020	25,750	35,968
U.S. Treasury 7.875% 2021	16,500	22,306
U.S. Treasury 6.25% 2023	39,070	47,159
U.S. Treasury 7.125% 2023	28,000	36,347
U.S. Treasury 2.375% 2025[3,5]	4,320	4,465
U.S. Treasury 6.25% 2030	13,000	16,239
U.S. Treasury 3.375% 2032[3,5]	2,722	3,372
U.S. Treasury 4.50% 2036	38,400	38,850
U.S. Treasury 5.00% 2037	16,905	18,508
U.S. Treasury Principal Strip 0% 2014	62,010	51,468
U.S. Treasury Principal Strip 0% 2014	26,410	22,160
U.S. Treasury Principal Strip 0% 2014	11,075	9,094
U.S. Treasury Principal Strip 0% 2019	13,000	8,340
U.S. Treasury Principal Strip 0% 2037	15,250	4,301
		1,510,291

FEDERAL AGENCY BONDS & NOTES — 7.90%
Fannie Mae 5.316% 2009[2]	1,730	1,732
Fannie Mae 5.00% 2011	16,935	17,613
Fannie Mae 6.00% 2011	15,000	15,959
Fannie Mae 6.125% 2012	65,670	70,639
Fannie Mae 3.625% 2013	13,000	12,832
Freddie Mac 5.25% 2011	45,865	47,964
Freddie Mac 4.50% 2014	10,000	10,196
Freddie Mac 5.25% 2016	12,000	12,571
Freddie Mac 5.50% 2016	7,000	7,441
Freddie Mac 5.50% 2017	9,000	9,573
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	6,962
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,632
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	20,010	20,843
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	10,641
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,214
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,449
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	9,477	9,395
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,459	2,464
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,223	1,237
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	3,593	3,692
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	7,598	7,308
Federal Home Loan Bank 2.50% 2009	5,000	4,971
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	4,828	4,911
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,102	2,241
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,129
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,273	1,341
		312,950

ASSET-BACKED OBLIGATIONS[1] — 2.82%
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	5,000	4,196
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	2,000	1,875
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	5,500	4,955
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	9,806
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	8,000	7,616
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.497% 2013[2,4]	5,500	5,225
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.517% 2015[2,4]	2,000	1,736
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[2,4]	6,578	5,578
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	5,500	5,267
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,252
Discover Card Execution Note Trust, Series 2008-2, Class A, 3.467% 2012[2]	3,000	2,984
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	2,000	2,018
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	4,961
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,682
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	201
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	3,000	2,852
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	603
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	3,000	3,202
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[2]	4,000	3,179
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015[3]	3,000	3,055
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,000	3,030
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	3,000	2,968
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	2,909
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	3,000	2,909
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	3,000	2,907
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	4,000	1,781
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	1,176	1,125
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	2,855
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	3,000	2,850
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,895	1,891
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,882
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,860	1,826
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	2,000	1,820
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,000	1,772
		111,768

Total bonds & notes (cost: $3,850,435,000)		3,844,026

Short-term securities — 4.38%

Federal Home Loan Bank 1.95%–2.18% due 9/2–9/5/2008	96,637	96,618
U.S. Treasury Bills 1.51%–1.88% due 9/15–10/16/2008	76,800	76,676

Total short-term securities (cost: $173,298,000)		173,294

Total investment securities (cost: $4,023,733,000)		4,017,320
Other assets less liabilities		(56,519)

Net assets		$3,960,801

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $121,979,000, which represented 3.08% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $97,766,000, which represented 2.47% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-922-1008O-S15849

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The American Funds Income Series — U.S. Government Securities Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Income Series — U.S. Government Securities Fund (the “Fund”) as of August 31, 2008, and for the year then ended and have issued our report thereon dated October 14, 2008, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2008, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 14, 2008

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 7, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 7, 2008